SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - BALANCE SHEETS (Details) ¥ in Millions, $ in Millions		Mar. 03, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Nov. 30, 2019 USD ($)
Current assets:
Cash and cash equivalents			¥ 5,116	$ 803	¥ 7,026	¥ 3,234
Other current assets, net			847	133	914
Total current assets			9,553	1,499	12,882
Other assets, net			834	131	743
Total assets			63,269	9,927	65,155
Current liabilities:
Short-term debt			6,232	978	1,142
Dividends payable		$ 68				¥ 678	$ 100
Amount due to subsidiaries			197	31	132
Accrued expenses and other current liabilities			1,838	288	2,440
Total current liabilities			15,279	2,397	10,529
Long-term debt			3,565	559	10,856
Total liabilities			52,225	8,195	53,723
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,243,644,440 and 3,255,971,250 shares issued as of December 31, 2020 and 2021, and 3,108,425,680 and 3,120,746,090 shares outstanding as of December 31, 2020 and 2021, respectively)	[1]		0	0	0
Treasury shares (30,967,640 and 30,974,040 shares as of December 31, 2020 and 2021, respectively)			(107)	(17)	(107)
Additional paid-in capital			9,964	1,563	9,808
Retained earnings			1,037	163	1,502
Accumulated other comprehensive income			41	6	127
Total equity			10,935	1,715	11,330
Total liabilities and equity			63,269	9,927	65,155
Parent Company
Current assets:
Cash and cash equivalents			581	91	1,892
Short-term investments			81	13	51
Other current assets, net			1	0	16
Total current assets			663	104	1,959
Investment in subsidiaries			16,928	2,656	16,103
Total assets			17,591	2,760	18,062
Current liabilities:
Short-term debt			3,028	475
Amount due to subsidiaries			257	40	273
Accrued expenses and other current liabilities			213	34	141
Total current liabilities			3,498	549	414
Long-term debt			3,158	496	6,318
Total liabilities			6,656	1,045	6,732
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,243,644,440 and 3,255,971,250 shares issued as of December 31, 2020 and 2021, and 3,108,425,680 and 3,120,746,090 shares outstanding as of December 31, 2020 and 2021, respectively)			0	0	0
Treasury shares (30,967,640 and 30,974,040 shares as of December 31, 2020 and 2021, respectively)			(107)	(17)	(107)
Additional paid-in capital			9,964	1,563	9,808
Retained earnings			1,037	163	1,502
Accumulated other comprehensive income			41	6	127
Total equity			10,935	1,715	11,330
Total liabilities and equity			¥ 17,591	$ 2,760	¥ 18,062

[1]	In June 2021, the Company effected a share split that each issued and unissued ordinary share of the Company with a par value of US$0.0001 was sub-divided into 10 ordinary shares with a par value of US$0.00001 each. The ratio of ADS to ordinary share was adjusted from one (1) ADS representing one (1) ordinary share to one (1) ADS representing ten (10) ordinary shares. Except otherwise stated, the share split has been retrospectively applied for all periods presented.